Note 15 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of commitments [text block]
15.
    COMMITMENTS AND CONTINGENCIES

As at
December 31, 2017,
the Company’s contractual obligations and commitments are summarized as follows:

	Property Option Payments	Exploration Commitments	Office and Other Commitments	Total
	(Note 8)	(Note 8)

2018	-	-	166	166
2019	75	-	170	245
2020	100	-	-	100
2021	100	712	-	812
2022	150	750	-	900
	$425	$1,462	$336	$2,223

As these consolidated financial statements have been prepared using the accrual basis of accounting (except for cash flow information), these commitments are not
recorded as liabilities until incurred or until due under the terms of the option agreement.

The Company makes cash deposits to Minera Juanicipio from time to time as cash called by the operator Fresnillo (
Note
7
). The scale and scope of the Juanicipio project could require development capital in the years ahead exceeding the Company’s on hand cash resources. It is unlikely that the Company will generate sufficient operating cash flow to meet these ongoing obligations in the foreseeable future. Accordingly, the Company may
need to raise additional capital by issuance of debt or equity in the future.

The Company could be subject to various investigations, claims and legal and tax proceedings covering matters that arise in the ordinary course of business activities. Each of these matters would be subject to various uncertainties and it is possible that some matters may
be resolved unfavourably to the Company. Certain conditions
may
exist as of the date of the financial statements are issued, which may
result in a loss to the Company but which will only be resolved when one
or more future events occur or fail to occur. The Company is not
aware of any such claims or investigations, and as such has
not
recorded any related provisions and does
not
expect such matters to result in a material impact on the results of operations, cash flows and financial position.